Reorganization - Summary of Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Reorganization [Line Items]
Cash and cash equivalents	$ 122,293		$ 194,471	$ 510,607
Receivables, prepaids and deposits	4,609		3,990
Property, plant and equipment	9,245		9,026
Exploration and evaluation assets	343,092		348,645
Investment in Green Technology Metals		$ 3,590	7,451
Investment in Ascend Elements		8,582	5,000
Assets distributed upon separation	1,055,026		1,016,548
Accounts payable and accrued liabilities	(9,649)		(16,540)
Current portion of long-term liabilities	(2,608)		(3,105)
Decommissioning provision	0		(478)
Other liabilities	(496)		(7,951)
Liabilities distributed upon separation	(226,095)		(232,546)
Net assets distributed upon separation	$ 1,055,026		$ 1,016,548
Lithium Americas
Reorganization [Line Items]
Cash and cash equivalents		275,499
Receivables, prepaids and deposits		16,877
Property, plant and equipment		131,182
Exploration and evaluation assets		770
Investment in Green Technology Metals		3,590
Investment in Ascend Elements		8,582
Assets distributed upon separation		436,500
Accounts payable and accrued liabilities		(17,157)
Current portion of long-term liabilities		(808)
GM transaction derivative liability		(370)
Decommissioning provision		(601)
Other liabilities		(4,617)
Liabilities distributed upon separation		(23,553)
Net assets distributed upon separation		$ 412,947